Investment Risks - Oakmark Bond Fund	Nov. 13, 2026
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Risk Not Insured [Member]
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Risk [Text Block]	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Credit Risk [Member]
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Risk [Text Block]	Credit Risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.
Call Risk [Member]
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Call Risk. Upon the issuer’s desire to call a security, or under other circumstances where a security is called, including when interest rates are low and issuers opt to repay the obligation underlying a “callable security” early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Interest Rate Risk [Member]
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Interest Rate Risk. The Fund’s yield and share price will fluctuate in response to changes in interest rates and there is a risk of loss due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. Inverse floaters earn interest at rates that vary inversely to changes in short-term interest rates. An inverse floater produces less income (and may produce no income) and may decline in value when market rates rise.

Liquidity Risk [Member]
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Liquidity Risk. From time to time, the trading market generally or for a particular investment or instrument in which the Fund is invested, including securities of issuers located outside the U.S., may become less liquid or even illiquid. Illiquid investments can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that they may not be sold for the price at which the Fund is carrying them. This risk may be heightened with investments in issuers located in developing and emerging countries. Market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. Certain investments that were liquid when a Fund purchased them may become illiquid, sometimes abruptly. The inability to sell an investment can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Government-Sponsored Entity Securities Risk [Member]
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Government-Sponsored Entity Securities Risk. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities.

Sovereign Debt Risk [Member]
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Sovereign Debt Risk. Sovereign debt instruments, including U.S. and non-U.S. debt instruments, are subject to the risk that a governmental entity may delay, refuse, or be unable to pay interest or repay principal on its debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity’s debt position in relation to the economy, its policy toward international lenders or the failure to put in place economic reforms required by multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a government entity has not repaid may be collected.

Lower-Rated Debt Securities Risk [Member]
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Lower-Rated Debt Securities Risk. Below investment grade securities (commonly called junk bonds) are regarded as having predominately speculative characteristics with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Loan Interests Risk [Member]
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Loan Interests Risk. Loan interests may be subject to restrictions on transfer. The Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Therefore, at times loan interests may be illiquid and difficult to value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Accordingly, loan interests may have extended settlement periods. Loan interests may be secured or unsecured. Interests in secured loans have the benefit of collateral securing a loan in which the Fund has an interest and, typically, there are restrictive covenants limiting the ability of the borrower to further encumber its assets. The value of the collateral may decline and may become insufficient to cover the amount owed on the loan. In the case of borrower default, bankruptcy or other insolvency laws may limit or delay the Fund’s access to the collateral. In the event of a default, lower tier secured loans and unsecured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not sufficiently cover the full amount owed on the loan in which the Fund has an interest. Interests in loans can expose the Fund to the lender’s credit risk and also may expose the Fund to the credit risk of the underlying borrower.

Covenant lite loans may contain fewer or no restrictive covenants compared to other loans. Accordingly, the Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of certain covenant lite loans than its holdings of loans or securities with more traditional financial covenants, which may result in losses to the Fund. A loan interest may also be obtained by the assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. Normally, an assignee will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is assigned. However, it is possible that the rights and obligations acquired by the purchaser of a loan assignment may differ from those held by the original lender or the assignor. When the fund receives a loan assignment, it is possible that the Fund could be held liable, or may be called upon to fulfill other obligations. A loan interest may not be deemed a security and, in such case, may not be afforded the same legal protections afforded securities under the federal securities laws.

Restricted Securities Risk [Member]
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Restricted Securities Risk. Restricted securities may not be listed on an exchange and may not have an active trading market. Accordingly, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. In addition, restricted securities may be illiquid, and it can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a restricted security.

Mortgage- and Asset-Backed Securities Risk [Member]
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Mortgage- and Asset-Backed Securities Risk. In addition to being subject to the risks associated with investments in fixed-income securities generally (e.g., prepayment and extension, credit, liquidity and valuation risks), the values of mortgage- and asset-backed securities, including collateralized mortgage obligations (“CMOs”), are influenced by the factors affecting the assets underlying the securities. The value of these securities may be significantly affected by changes in interest rates. These securities are also subject to the risk of default on the underlying mortgages or assets, which may increase particularly during periods of market downturn. An unexpectedly high rate of defaults on the underlying assets will decrease the security’s value. If borrowers pay back principal on mortgage-backed securities, before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration, the Fund’s performance could be impacted. In general, a mortgage-backed security might be called or otherwise converted, prepaid or redeemed before maturity due to an excess in cash flow to the issuer or due to a decline in interest rates. In the event there is a prepayment, the Fund would need to reinvest the proceeds, possibly in an investment offering a lower yield or interest rate. On the other hand, in general, slower payoffs or extension may occur if market interest rates rise, which has the effect of increasing the duration or interest rate risk of the impacted securities. In addition, CMOs typically will be issued in a variety of classes or series (“tranches”), which have different maturities and losses are first allocated to the most junior or subordinated tranches. It is possible that there will be limited opportunities for trading CMOs in the OTC market, the depth and liquidity of which will vary from time to time.

Prepayment and Extension Risk [Member]
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Prepayment and Extension Risk. If borrowers pay back principal on certain fixed-income securities, such as mortgage- or asset-backed securities, before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration, the Fund’s performance could be impacted. In general, a debt security might be called or otherwise converted, prepaid or redeemed before maturity due to an excess in cash flow to the issuer or due to a decline in interest rates. In the event there is a prepayment, the Fund would need to reinvest the proceeds, possibly in an investment offering a lower yield or interest rate. On the other hand, in general, slower payoffs or extension may occur if market interest rates rise, which has the effect of increasing the duration or interest rate risk of the impacted securities.

Other Investment Company Risk [Member]
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Other Investment Company Risk. To the extent the Fund invests in other investment companies, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses.

Market Risk [Member]
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Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, geopolitical (including wars or acts of terrorism), regulatory, market, economic, sanctions, tariffs, global health crises or pandemics, environmental, or other developments that may cause broad changes in market value, stability, and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events, such as global health crises or pandemics, and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Non-U.S. Securities Risk [Member]
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Non-U.S. Securities Risk. Investments in securities issued by entities based outside the U.S. may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may be difficult to predict and may result in the Fund experiencing rapid and extreme value changes due to currency controls; trade barriers, sanctions and other protectionist trade policies (including those of the U.S.); different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Different markets or regions may react to developments differently than one another or the U.S. Investments in securities issued by entities domiciled in the U.S. also may be subject to many of these risks. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund’s total return, and there is no guarantee that the Fund’s hedging strategy will be successful.

Derivatives Risk [Member]
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Derivatives Risk. The Fund’s exposure to derivatives can involve investment techniques and risks different from those associated with investing in more traditional investments and sometimes the risks of these investments may be magnified in comparison. Derivative transactions may be volatile and can create leverage in the Fund, which may cause the Fund to lose more than the amount of assets initially invested. At times, derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative at the desired time or price. If the Fund’s derivative counterparty becomes unwilling or unable to honor its obligations, then the Fund may experience losses. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may limit the availability of derivatives, increase the costs of derivatives, or otherwise adversely affect the value of derivatives impacting the Fund’s performance.

Additional risks associated with certain types of derivatives are discussed below:

Forward Contracts. Forward contracts do not have limitations on daily price movements. Changes in foreign exchange regulations by governmental authorities may affect the trading of forward contracts on currencies.

Futures. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a fund to exit a position when desired.

Options. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Swaps. Generally, the risk of loss associated with swaps is limited to the net amount of payments that the Fund is contractually obligated to make or, in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. However, if the Fund sells a credit default swap it may lose the entire notional amount of the swap.

Leverage Risk [Member]
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Leverage Risk. Leverage may cause the Fund to be more volatile and can amplify changes in the Fund’s net asset value Derivatives, when-issued and forward-settling securities, and borrowing may create leverage and can result in losses to the Fund that may accelerate the rate of losses and exceed the amount originally invested.

Variable and Floating Rate Instruments Risk [Member]
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Variable and Floating Rate Instruments Risk. The value of variable and floating rate instruments may decline if market interest rates or the interest rates paid by such instruments do not fluctuate according to expectations since such instruments are less sensitive to interest rate changes than fixed rate instruments. Certain types of variable and floating rate instruments, such as interests in bank loans, may be subject to greater liquidity risk than other debt securities.

When-Issued and Forward-Settling Securities Risk [Member]
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When-Issued and Forward-Settling Securities Risk. The value obtained in a when-issued or forward-settling transaction may be less favorable than the price or yield available in the market when the transaction takes place. Conversely, since the Fund is committed to buying such securities at a certain price, any change in the value of these securities, even prior to their issuance, affects the Fund’s share value and therefore involves a risk of loss if the value of the security to be purchased declines before the settlement date.

Sector or Industry Risk [Member]
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Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund’s overall portfolio. Individual sectors or industries may be more volatile, and may perform differently, than the broader market.

Value Style Risk [Member]
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Value Style Risk. Investing in “value” securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ intrinsic values or because the Adviser misjudged those values. In addition, value securities may fall out of favor with investors and underperform other investments during given periods.

Currency Risk [Member]
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Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact the Fund’s performance. Currency exchange rates may fluctuate abruptly and significantly and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad. The Adviser may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s costs, negatively impact the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

ETF Risk [Member]
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ETF Risk. The Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund’s ETF Class shares have a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effect its creations and redemptions in the ETF Class in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs that effect their creations and redemptions primarily on an in-kind basis.

Premium/Discount Risk. There may be times when the market price of the Fund’s ETF Class shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, ETF Class shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling ETF Class shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell ETF Class shares may be executed at prices well below NAV.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads, which is the difference between the highest price a buyer is willing to pay to purchase shares of a fund (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market, and trading in ETF Class shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the ETF Class. The bid-ask spread, which varies over time, is generally narrower if the ETF Class has more trading volume and market liquidity and wider if the ETF Class has less trading volume and market liquidity. In addition, the bid-ask spread can be affected by the liquidity of the Fund’s underlying investments and can widen if the Fund’s underlying investments become less liquid or illiquid. In addition, although the ETF Class shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the ETF Class shares will continue to be listed.